STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Schedule of Preferred stock

	Preferred Stock		Preferred Stock		Preferred Stock		Preferred Stock		Preferred Stock
	Total		Series A		Series C		Series D		Series AA
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance, October 1, 2023	1,575,502	$1,576	648	$1	1,211,757	$1,212	363,097	$363	-	$-
Extinguishment of Series C P/S by issuance of Series E P/S	(1,211,299)	(1,212)	-	-	(1,211,299)	(1,212)	-	-	-	-
Balance, June 30, 2024	364,203	$364	648	$1	458	$-	363,097	$363	-	$-

Balance, April 1, 2024	1,575,502	$1,576	648	$1	1,211,757	$1,212	363,097	$363	-	$-
Extinguishment of Series C P/S by issuance of Series E P/S	(1,211,299)	(1,212)	-	-	(1,211,299)	(1,212)	-	-	-	-
Balance, June 30, 2024	364,203	$364	648	$1	458	$-	363,097	$363	-	$-

Balance, October 1, 2022	5,721,897	$5,721	1,924	$2	1,360,321	$1,360	4,359,652	$4,359	-	$-
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock	273,363,635	273,364	-	-	-	-	273,363,635	273,364	-	-
Issuance of common stock for conversion of preferred stock and dividends	(277,511,343)	(277,510)	(888)	(1)	(150,265)	(149)	(277,360,190)	(277,360)	-	-
Preferred shares series AA issued to officers	1	-	-	-	-	-	-	-	1	-
Preferred shares series AA refund	(1)	-	-	-	-	-	-	-	(1)	-
Balance, June 30, 2023	1,574,189	$1,574	1,036	$1	1,210,056	$1,210	363,097	$363	-	$-

Balance, April 1, 2023	1,574,580	$1,575	1,426	$2	1,210,056	$1,210	363,098	$363	-	$-
Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock	273,363,635	273,364	-	-	-	-	273,363,635	273,364	-	-
Issuance of common stock for conversion of preferred stock and dividends	(273,364,026)	(273,365)	(390)	(1)	-	-	(273,363,636)	(273,364)	-	-
Balance, June 30, 2023	1,574,189	$1,574	1,036	$1	1,210,056	$1,210	363,097	$363	-	$-

	Preferred Stock								Preferred Stock
	Series A		Series B		Series C		Series D		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance, October 1, 2022	100,363	100	5,567,319	5,568	-	-	-	-	5,667,682	5,668
Issuance of common stock for conversion of preferred stock	(98,439)	(98)	(5,567,319)	(5,568)	(13,766,058)	(13,766)	(75,567,273)	(75,568)	(94,999,089)	(95,000)
Preferred shares issued for cash	-	-	-	-	12,212,450	12,212	79,926,925	79,927	92,139,375	92,139
Preferred shares issued in exchange for conversion of debt	-	-	-	-	2,829,029	2,829	-	-	2,829,029	2,829
Preferred shares issued to settle liability to issue	-	-	-	-	84,900	85	-	-	84,900	85
Balance, September 30, 2022	1,924	2	-	-	1,360,321	1,360	4,359,652	4,359	5,721,897	5,721

Issuance of preferred stock, common stock and prefunded warrants in lieu of preferred stock	-	-	-	-	-	-	273,363,635	273,364	273,363,635	273,364
Issuance of common stock for conversion of preferred stock and dividends	(1,276)	(1)	-	-	(148,564)	(148)	(277,360,190)	(277,360)	(277,510,030)	(277,509)
Balance, September 30, 2023	648	1	-	-	1,211,757	1,212	363,097	363	1,575,502	1,576